INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Federal statutory tax rate	21.00%	21.00%
Increase in valuation allowance	$ 7,700,000
Federal and state income tax credit carryforwards	$ 400,000	$ 400,000
Tax credits begin to expire	2041
Accrued interest and penalties related to uncertain tax positions	$ 0	0
Open tax year	2021 - 2024
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards	$ 62,100,000	48,400,000
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	61,400,000
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards	$ 52,600,000	39,600,000
Operating Loss Carryforwards, Limitations on Use	begin to expire in 2041
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating Loss Carryforwards		$ 6,300,000
Operating Loss Carryforwards, Limitations on Use	carry forward indefinitely